Right of use assets and related lease liabilities - Right of use asset activity (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)
Right Of Use Asset And Accumulated Depreciation And Impairment [Roll Forward]
Beginning balance	$ 807,179,000
Accumulated depreciation and impairment
Charge for the period	(42,786,000)	$ (51,550,000)	$ (26,916,000)
Ending balance	$ 764,025,000	$ 807,179,000
Handymax
Accumulated depreciation and impairment
ROU assets, number of ships | vessel	4	3
MR
Accumulated depreciation and impairment
ROU assets, number of ships | vessel		4
Gross carrying amount
Right Of Use Asset And Accumulated Depreciation And Impairment [Roll Forward]
Beginning balance	$ 877,252,000	$ 724,819,000
Cost
Other	349,000
Additions		160,826,000
Fully depreciated assets	17,095,000	8,393,000
Right of use asset cost	859,808,000	877,252,000
Accumulated depreciation and impairment
Other	349,000
Fully depreciated assets	17,095,000	8,393,000
Ending balance		877,252,000	724,819,000
Accumulated depreciation and impairment
Cost
Other	(19,000)
Fully depreciated assets	17,095,000	8,393,000
Accumulated depreciation and impairment
Beginning accumulated depreciation	(70,073,000)	(26,916,000)
Charge for the period	(42,786,000)	(51,550,000)
Other	(19,000)
Fully depreciated assets	17,095,000	8,393,000
Ending accumulated depreciation	(95,783,000)	(70,073,000)	(26,916,000)
Vessels
Right Of Use Asset And Accumulated Depreciation And Impairment [Roll Forward]
Beginning balance	790,054,000
Accumulated depreciation and impairment
Ending balance	752,025,000	790,054,000
Vessels | Gross carrying amount
Right Of Use Asset And Accumulated Depreciation And Impairment [Roll Forward]
Beginning balance	853,690,000	705,857,000
Cost
Other	349,000
Additions		156,226,000
Fully depreciated assets	17,095,000	8,393,000
Right of use asset cost	836,246,000	853,690,000
Accumulated depreciation and impairment
Other	349,000
Fully depreciated assets	17,095,000	8,393,000
Ending balance		853,690,000	705,857,000
Vessels | Accumulated depreciation and impairment
Cost
Other	(19,000)
Fully depreciated assets	17,095,000	8,393,000
Accumulated depreciation and impairment
Beginning accumulated depreciation	(63,636,000)	(25,374,000)
Charge for the period	(37,661,000)	(46,655,000)
Other	(19,000)
Fully depreciated assets	17,095,000	8,393,000
Ending accumulated depreciation	(84,221,000)	(63,636,000)	(25,374,000)
Drydock
Right Of Use Asset And Accumulated Depreciation And Impairment [Roll Forward]
Beginning balance	17,125,000
Cost
Additions		4,600,000
Accumulated depreciation and impairment
Ending balance	12,000,000	17,125,000
Drydock | Gross carrying amount
Right Of Use Asset And Accumulated Depreciation And Impairment [Roll Forward]
Beginning balance	23,562,000	18,962,000
Cost
Other	0
Additions		4,600,000
Fully depreciated assets	0	0
Right of use asset cost	23,562,000	23,562,000
Accumulated depreciation and impairment
Other	0
Fully depreciated assets	0	0
Ending balance		23,562,000	18,962,000
Drydock | Accumulated depreciation and impairment
Cost
Other	0
Fully depreciated assets	0	0
Accumulated depreciation and impairment
Beginning accumulated depreciation	(6,437,000)	(1,542,000)
Charge for the period	(5,125,000)	(4,895,000)
Other	0
Fully depreciated assets	0	0
Ending accumulated depreciation	$ (11,562,000)	$ (6,437,000)	$ (1,542,000)